Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000241780 [Member] | Pilbara Minerals Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[1]
C000241780 [Member] | Liontown Resources Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[1]
C000241780 [Member] | Mineral Resources Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[1]
C000241780 [Member] | Lithium Americas Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[1]
C000241780 [Member] | Albemarle Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[1]
C000241780 [Member] | Sociedad Quimica y Minera de Chile SA [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[1]
C000241780 [Member] | Ganfeng Lithium Group Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[1]
C000241780 [Member] | CosmoAM And T Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[1]
C000241780 [Member] | Guangzhou Tinci Materials Technology Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[1]
C000241780 [Member] | Tianqi Lithium Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[1]
C000241780 [Member] | Diversified Metals And Mining [Member]
Holdings [Line Items]
Percent of Total Investments	43.70%	[1]
C000241780 [Member] | Specialty Chemicals [Member]
Holdings [Line Items]
Percent of Total Investments	28.30%	[1]
C000241780 [Member] | Electrical Components And Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%	[1]
C000241780 [Member] | Commodity Chemicals [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%	[1]
C000241780 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[1]
C000241780 [Member] | Automotive Parts And Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[1]
C000065073 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	40.80%	[2]
C000065073 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	39.60%	[2]
C000065073 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%	[2]
C000065073 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	22.30%	[2]
C000065073 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	4.70%	[2]
C000065073 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	20.10%	[2]
C000065073 [Member] | QATAR
Holdings [Line Items]
Percent of Total Investments	5.60%	[2]
C000065073 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	34.70%	[2]
C000065073 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Investments	6.20%	[2]
C000065073 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	6.40%	[2]
C000224636 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%	[3],[4]
C000224636 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[3]
C000224636 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.60%	[3]
C000224636 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[3]
C000224636 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.60%	[3]
C000224636 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[3]
C000224636 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%	[3]
C000224636 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%	[3]
C000224636 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[3]
C000224636 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[3]
C000224636 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[3]
C000224636 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[3]
C000224636 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	2.20%	[3]
C000224636 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	6.90%	[3]
C000224636 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.80%	[3]
C000224636 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.40%	[3]
C000224636 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	10.80%	[3]
C000224636 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	4.00%	[3]
C000224636 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	4.80%	[3]
C000224636 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	22.80%	[3]
C000224636 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	9.50%	[3]
C000224636 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.90%	[3]
C000240080 [Member] | Electronic Arts Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[5]
C000240080 [Member] | Kuaishou Technology [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[5]
C000240080 [Member] | Ubisoft Entertainment SA [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[5]
C000240080 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[5]
C000240080 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[5]
C000240080 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[5]
C000240080 [Member] | Garmin Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[5]
C000240080 [Member] | ROBLOX Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[5]
C000240080 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[5]
C000240080 [Member] | Take Two Interactive Software Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[5]
C000240080 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[5]
C000240080 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.40%	[5]
C000240080 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[5]
C000240080 [Member] | Software [Member]
Holdings [Line Items]
Percent of Total Investments	37.00%	[5]
C000240080 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%	[5]
C000240080 [Member] | Household Durables [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[5]
C000240080 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[5]
C000240080 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[5]
C000240080 [Member] | Leisure Products [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[5],[6]
C000024196 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[7],[8]
C000024196 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Total Investments	74.20%	[7]
C000024196 [Member] | Commercial And Professional Services [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%	[7]
C000024196 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%	[7]
C000024196 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.20%	[7]
C000024196 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	2.30%	[7]
C000024196 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.60%	[7]
C000024196 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.70%	[7]
C000024196 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	13.10%	[7]
C000024196 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	0.90%	[7]
C000024196 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	5.50%	[7]
C000024196 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	0.80%	[7]
C000024196 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	7.60%	[7]
C000024196 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	54.50%	[7]
C000012103 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[9],[10]
C000012103 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%	[9]
C000012103 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Total Investments	52.50%	[9]
C000012103 [Member] | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%	[9]
C000012103 [Member] | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[9]
C000012103 [Member] | Media [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[9]
C000012103 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	0.80%	[9]
C000012103 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.00%	[9]
C000012103 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.20%	[9]
C000012103 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.40%	[9]
C000012103 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	8.30%	[9]
C000012103 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	1.20%	[9]
C000012103 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.60%	[9]
C000012103 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	7.10%	[9]
C000012103 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	1.00%	[9]
C000012103 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	72.10%	[9]
C000049095 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.30%	[11]
C000049095 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[11]
C000049095 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[11]
C000049095 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	41.50%	[11]
C000049095 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[11]
C000049095 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%	[11]
C000049095 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[11]
C000049095 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%	[11]
C000049095 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	12.60%	[11]
C000049095 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	44.50%	[11]
C000049095 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	32.50%	[11]
C000049095 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	4.90%	[11]
C000049095 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	5.50%	[11]
C000241778 [Member] | Teck Resources Ltd Class B [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[12]
C000241778 [Member] | First Quantum Minerals Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[12]
C000241778 [Member] | Evolution Mining Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[12]
C000241778 [Member] | Lundin Mining Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[12]
C000241778 [Member] | Grupo Mexico SAB de CV Series B Class B [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[12]
C000241778 [Member] | Anglo American PLC [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[12]
C000241778 [Member] | BHP Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[12]
C000241778 [Member] | Freeport McMoRan Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[12]
C000241778 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[12]
C000241778 [Member] | Antofagasta PLC [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[12]
C000241778 [Member] | Diversified Metals And Mining [Member]
Holdings [Line Items]
Percent of Total Investments	46.00%	[12]
C000241778 [Member] | Gold Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[12]
C000241778 [Member] | Copper [Member]
Holdings [Line Items]
Percent of Total Investments	36.70%	[12]
C000241778 [Member] | Steel [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[12]
C000241778 [Member] | Precious Metals And Minerals [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[12]
C000235105 [Member] | IREN Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[13]
C000235105 [Member] | Coinbase Global Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%	[13]
C000235105 [Member] | BitMine Immersion Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[13]
C000235105 [Member] | Galaxy Digital Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[13]
C000235105 [Member] | Riot Platforms Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[13]
C000235105 [Member] | MARA Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[13]
C000235105 [Member] | Circle Internet Group Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[13]
C000235105 [Member] | Core Scientific Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[13]
C000235105 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[13]
C000235105 [Member] | Applied Digital Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[13]
C000235105 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.30%	[13]
C000235105 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	70.10%	[13]
C000235105 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[13]
C000235105 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[13]
C000012089 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[14],[15]
C000012089 [Member] | Coal And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[14]
C000012089 [Member] | Integrated Oil And Gas [Member]
Holdings [Line Items]
Percent of Total Investments	54.60%	[14]
C000012089 [Member] | Oil And Gas Exploration And Production Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%	[14]
C000012089 [Member] | Oil And Gas Storage And Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%	[14]
C000012089 [Member] | Oil And Gas Refining And Marketing Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[14]
C000012089 [Member] | Oil And Gas Equipment And Services [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[14]
C000012089 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	0.80%	[14]
C000012089 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	14.50%	[14]
C000012089 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	1.50%	[14]
C000012089 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	1.20%	[14]
C000012089 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	1.60%	[14]
C000012089 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	10.90%	[14]
C000012089 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	1.80%	[14]
C000012089 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.70%	[14]
C000012089 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	60.30%	[14]
C000012089 [Member] | NORWAY
Holdings [Line Items]
Percent of Total Investments	1.00%	[14]
C000012035 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[16],[17]
C000012035 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%	[16]
C000012035 [Member] | Software [Member]
Holdings [Line Items]
Percent of Total Investments	32.20%	[16]
C000012035 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	42.10%	[16]
C000012035 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[16]
C000012035 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[16]
C000012035 [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[16]
C000012035 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	0.30%	[16]
C000012035 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.20%	[16]
C000012035 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.40%	[16]
C000012035 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	1.70%	[16]
C000012035 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	2.90%	[16]
C000012035 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	0.30%	[16]
C000012035 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	2.50%	[16]
C000012035 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	0.60%	[16]
C000012035 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	81.40%	[16]
C000012035 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.00%	[16]
C000024194 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[18],[19]
C000024194 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[18]
C000024194 [Member] | Consumer Discretionary Distribution And Retail [Member]
Holdings [Line Items]
Percent of Total Investments	37.10%	[18]
C000024194 [Member] | Automobiles And Components [Member]
Holdings [Line Items]
Percent of Total Investments	23.60%	[18]
C000024194 [Member] | Consumer Services [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%	[18]
C000024194 [Member] | Consumer Durables And Apparel [Member]
Holdings [Line Items]
Percent of Total Investments	16.80%	[18]
C000024194 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	1.50%	[18]
C000024194 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	1.70%	[18]
C000024194 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.50%	[18]
C000024194 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.70%	[18]
C000024194 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	12.60%	[18]
C000024194 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	1.60%	[18]
C000024194 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	2.40%	[18]
C000024194 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	8.50%	[18]
C000024194 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.80%	[18]
C000024194 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	58.70%	[18]
C000012100 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%	[20],[21]
C000012100 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%	[20]
C000012100 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%	[20]
C000012100 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Total Investments	42.60%	[20]
C000012100 [Member] | Consumer Finance [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[20]
C000012100 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	2.40%	[20]
C000012100 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	2.60%	[20]
C000012100 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.50%	[20]
C000012100 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.00%	[20]
C000012100 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.40%	[20]
C000012100 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	5.20%	[20]
C000012100 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.90%	[20]
C000012100 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	5.30%	[20]
C000012100 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	2.20%	[20]
C000012100 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	55.40%	[20]
C000012100 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%	[20]
C000012056 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[22]
C000012056 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[22]
C000012056 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[22]
C000012056 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[22]
C000012056 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	46.30%	[22]
C000012056 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[22]
C000012056 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[22]
C000012056 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[22]
C000012056 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[22]
C000012056 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[22]
C000012056 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[22]
C000012056 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	0.80%	[22]
C000012056 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	2.90%	[22]
C000012056 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.30%	[22]
C000012056 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.10%	[22]
C000012056 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	2.10%	[22]
C000012056 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	0.40%	[22]
C000012056 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.90%	[22]
C000012056 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	0.90%	[22]
C000012056 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	1.50%	[22]
C000012056 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.30%	[22]
C000012056 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	80.80%	[22]
C000065076 [Member] | Paper And Plastic Packaging Products And Materials [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%	[23]
C000065076 [Member] | Timber REITs [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%	[23]
C000065076 [Member] | Forest Products [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[23]
C000065076 [Member] | Homebuilding Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[23]
C000065076 [Member] | Paper Products [Member]
Holdings [Line Items]
Percent of Total Investments	47.00%	[23]
C000065076 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	10.70%	[23]
C000065076 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.00%	[23]
C000065076 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	10.40%	[23]
C000065076 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.40%	[23]
C000065076 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	10.90%	[23]
C000065076 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	6.00%	[23]
C000065076 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Investments	4.00%	[23]
C000065076 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	35.00%	[23]
C000065076 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	2.40%	[23]
C000065076 [Member] | FINLAND
Holdings [Line Items]
Percent of Total Investments	9.90%	[23]
C000065076 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	2.30%	[23]
C000024198 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[24],[25]
C000024198 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Total Investments	44.20%	[24]
C000024198 [Member] | Metals And Mining [Member]
Holdings [Line Items]
Percent of Total Investments	42.50%	[24]
C000024198 [Member] | Construction Materials [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[24]
C000024198 [Member] | Containers And Packaging [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[24]
C000024198 [Member] | Paper And Forest Products [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[24]
C000024198 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.60%	[24]
C000024198 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	13.40%	[24]
C000024198 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.80%	[24]
C000024198 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	6.20%	[24]
C000024198 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	10.10%	[24]
C000024198 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	7.50%	[24]
C000024198 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	1.70%	[24]
C000024198 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.60%	[24]
C000024198 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.60%	[24]
C000024198 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	40.20%	[24]
C000024195 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[26],[27]
C000024195 [Member] | Consumer Staples Merchandise Retail [Member]
Holdings [Line Items]
Percent of Total Investments	23.60%	[26]
C000024195 [Member] | Packaged Foods And Meats [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%	[26]
C000024195 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[26]
C000024195 [Member] | Soft Drinks And Non alcoholic Beverages [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[26]
C000024195 [Member] | Household Products [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%	[26]
C000024195 [Member] | Personal Care Products [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[26]
C000024195 [Member] | Food Retail [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[26]
C000024195 [Member] | Brewers [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[26]
C000024195 [Member] | Distillers And Vintners [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[26]
C000024195 [Member] | Agricultural Products And Services [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[26]
C000024195 [Member] | Food Distributors [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[26]
C000024195 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.50%	[26]
C000024195 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.70%	[26]
C000024195 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.40%	[26]
C000024195 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	5.70%	[26]
C000024195 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	1.10%	[26]
C000024195 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.20%	[26]
C000024195 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.10%	[26]
C000024195 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.80%	[26]
C000024195 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	60.80%	[26]
C000024195 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.60%	[26]
C000012102 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[28],[29]
C000012102 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Total Investments	42.30%	[28]
C000012102 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%	[28]
C000012102 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[28]
C000012102 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%	[28]
C000012102 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[28]
C000012102 [Member] | Health Care Technology [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[28]
C000012102 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	9.00%	[28]
C000012102 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	1.60%	[28]
C000012102 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	4.10%	[28]
C000012102 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	1.50%	[28]
C000012102 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	5.30%	[28]
C000012102 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	0.30%	[28]
C000012102 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	3.00%	[28]
C000012102 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.90%	[28]
C000012102 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	70.40%	[28]
C000012102 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.10%	[28]
C000012067 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[30]
C000012067 [Member] | SoftBank Group Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[30]
C000012067 [Member] | Mizuho Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[30]
C000012067 [Member] | Mitsui And Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[30]
C000012067 [Member] | Mitsubishi Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[30]
C000012067 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[30]
C000012067 [Member] | Sumitomo Mitsui Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[30]
C000012067 [Member] | Toyota Motor Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[30]
C000012067 [Member] | ITOCHU Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[30]
C000012067 [Member] | Advantest Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[30]
C000012067 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[30]
C000012067 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%	[30]
C000012067 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[30]
C000012067 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.90%	[30]
C000012067 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%	[30]
C000012067 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[30]
C000012067 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[30]
C000012067 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[30]
C000012067 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[30]
C000012067 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%	[30]
C000012067 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[30]
C000053784 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[31],[32]
C000053784 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%	[31]
C000053784 [Member] | Multi Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[31]
C000053784 [Member] | Independent Power And Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[31]
C000053784 [Member] | Gas Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[31]
C000053784 [Member] | Water Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[31]
C000053784 [Member] | Transportation Infrastructure [Member]
Holdings [Line Items]
Percent of Total Investments	39.00%	[31]
C000053784 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%	[31]
C000053784 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	8.50%	[31]
C000053784 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	2.30%	[31]
C000053784 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	8.40%	[31]
C000053784 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.70%	[31]
C000053784 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	8.60%	[31]
C000053784 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	7.10%	[31]
C000053784 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	4.50%	[31]
C000053784 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.80%	[31]
C000053784 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	40.70%	[31]
C000053784 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Total Investments	2.90%	[31]
C000238488 [Member] | Veolia Environnement SA [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[33]
C000238488 [Member] | Pentair PLC [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[33]
C000238488 [Member] | Smurfit WestRock PLC [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[33]
C000238488 [Member] | Stantec Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[33]
C000238488 [Member] | Xylem Inc New York [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[33]
C000238488 [Member] | American Water Works Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[33]
C000238488 [Member] | Westinghouse Air Brake Technologies Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[33]
C000238488 [Member] | Clean Harbors Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[33]
C000238488 [Member] | Cia de Saneamento Basico do Estado de Sao Paulo SABESP [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[33]
C000238488 [Member] | Essential Utilities Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[33]
C000238488 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.40%	[33]
C000238488 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	53.50%	[33]
C000238488 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[33]
C000238488 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[33]
C000168437 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%	[34],[35]
C000168437 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%	[34]
C000168437 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.40%	[34]
C000168437 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[34]
C000168437 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%	[34]
C000168437 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[34]
C000168437 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[34]
C000168437 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[34]
C000168437 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[34]
C000168437 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[34]
C000168437 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[34]
C000168437 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[34]
C000168437 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	11.50%	[34]
C000168437 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	20.50%	[34]
C000168437 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	4.50%	[34]
C000168437 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	4.30%	[34]
C000168437 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	19.80%	[34]
C000168437 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.30%	[34]
C000168437 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	3.40%	[34]
C000168437 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	3.00%	[34]
C000168437 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	3.10%	[34]
C000168437 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	6.50%	[34]
C000024197 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[36],[37]
C000024197 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	60.60%	[36]
C000024197 [Member] | Multi Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	27.50%	[36]
C000024197 [Member] | Independent Power And Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[36]
C000024197 [Member] | Gas Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[36]
C000024197 [Member] | Water Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[36]
C000024197 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	6.90%	[36]
C000024197 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.50%	[36]
C000024197 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.60%	[36]
C000024197 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	5.00%	[36]
C000024197 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	2.40%	[36]
C000024197 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	1.10%	[36]
C000024197 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	6.40%	[36]
C000024197 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	1.00%	[36]
C000024197 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.00%	[36]
C000024197 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	65.30%	[36]

[1]	Excludes money market funds.
[2]	Excludes money market funds.
[3]	Excludes money market funds.
[4]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[5]	Excludes money market funds.
[6]	Rounds to less than 0.1%.
[7]	Excludes money market funds.
[8]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[9]	Excludes money market funds.
[10]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[11]	Excludes money market funds.
[12]	Excludes money market funds.
[13]	Excludes money market funds.
[14]	Excludes money market funds.
[15]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[16]	Excludes money market funds.
[17]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[18]	Excludes money market funds.
[19]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[20]	Excludes money market funds.
[21]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[22]	Excludes money market funds.
[23]	Excludes money market funds.
[24]	Excludes money market funds.
[25]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[26]	Excludes money market funds.
[27]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[28]	Excludes money market funds.
[29]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[30]	Excludes money market funds.
[31]	Excludes money market funds.
[32]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[33]	Excludes money market funds.
[34]	Excludes money market funds.
[35]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[36]	Excludes money market funds.
[37]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.